Stockholders' Deficit (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares $ / warrant shares	Dec. 31, 2014 $ / shares $ / warrant shares	Dec. 31, 2013 $ / shares $ / warrant shares	Dec. 31, 2012 $ / shares $ / warrant shares	Dec. 31, 2011 $ / shares $ / warrant shares	Dec. 31, 2010 $ / shares $ / warrant shares	Dec. 31, 2009 $ / shares $ / warrant shares
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share)						$ 1.05
Balance (in dollars per share)							$ 1.05
Warrant
Warrants Outstanding [Roll Forward]
Balance | shares	15,541	15,541	15,541	15,541	13,541	13,541
Issued | shares							10,640
Balance | shares	15,541	15,541	15,541	15,541	15,541	13,541	13,541
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share)	$ 35.00	$ 35.00	$ 35.00	$ 35.00	$ 25.00	$ 25.00	$ 25.00
Issued (in dollars per share) | $ / warrant							25.00
Balance (in dollars per share)	$ 35.00	$ 35.00	$ 35.00	$ 35.00	$ 35.00	$ 25.00	$ 25.00
Placement Agent Warrants [Member]
Warrants Outstanding [Roll Forward]
Issued | shares							2,901
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share)						$ 262.50
Issued (in dollars per share) | $ / warrant							25.00
Balance (in dollars per share)							$ 262.50
Public Relations Services Warrant [Member]
Warrants Outstanding [Roll Forward]
Issued | shares					1,600
Weighted Average Exercise Price Of Warrants [Roll Forward]
Balance (in dollars per share)
Issued (in dollars per share) | $ / warrant					125.00
Balance (in dollars per share)